Document and Entity Information	Aug. 05, 2019
Cover [Abstract]
Entity Registrant Name	PEGASYSTEMS INC
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0001013857
Document Type	8-K
Document Period End Date	Aug. 05, 2019
Entity File Number	1-11859
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	04-2787865
Entity Address, Address Line One	One Rogers Street
Entity Address, City or Town	Cambridge
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	374-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	PEGA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false